Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Financial Information Disclosure [Abstract]
Schedule of research and development expenses – net
	Year ended December 31,
(in thousands)	2022	2021	2020
Payroll and related expenses	$6,371	$5,054	$3,183
Research and development services	8,264	4,557	2,438
Materials	2,044	1,505	612
Share Based Compensation	876	1,210	401
Depreciation	740	546	273
Other	1,605	1,029	394
	19,900	13,901	7,301
Israel Innovation Authority participation in research and development costs and royalties payable	(1,207)	(1,020)	(1,215)
	$ 18,693,	$12,881	$6,086

	Year ended December 31,
(in thousands)	2022	2021	2020
Payroll expenses	$1,289	$1,138	$737
Compensation to directors	681	1,168	862
Professional fees	1,294	1,080	995
Office maintenance and office expenses	402	167	97
Insurance	895	783	486
Share Based Compensation	1,836	1,704	269
Other	707	367	253
	$7,104	$6,407	$3,699

	Year ended December 31,
(in thousands)	2022	2021	2020
Interest income	$835	$120	$225
(Loss) income related to marketable securities	(1,983)	5,590	-
Exchange differences, net	(4,101)	(562)	(2,258)
Bank commissions and other expenses	(14)	(328)	(6)
	$(5,263)	$4,820	$(2,039)